Debt (Major Components Of Debt) (Details) (USD $) In Millions, unless otherwise specified	Dec. 28, 2013	Sep. 28, 2013	Dec. 28, 2013 3.25% Convertible Senior Unsecured Notes Due October 15, 2013 (2013 Notes) [Member]	Sep. 28, 2013 3.25% Convertible Senior Unsecured Notes Due October 15, 2013 (2013 Notes) [Member]	Sep. 30, 2008 3.25% Convertible Senior Unsecured Notes Due October 15, 2013 (2013 Notes) [Member]	Dec. 28, 2013 6.60% Senior Notes Due April 2016 (2016 Notes) [Member]	Sep. 28, 2013 6.60% Senior Notes Due April 2016 (2016 Notes) [Member]	Dec. 28, 2013 7.00% Notes Due May 2018 [Member]	Sep. 28, 2013 7.00% Notes Due May 2018 [Member]	Dec. 28, 2013 4.50% Senior Notes Due June 2022 (2022 Notes) [Member]	Sep. 28, 2013 4.50% Senior Notes Due June 2022 (2022 Notes) [Member]	Jun. 30, 2012 4.50% Senior Notes Due June 2022 (2022 Notes) [Member]	Dec. 28, 2013 7.00% Notes Due January 2028 [Member]	Sep. 28, 2013 7.00% Notes Due January 2028 [Member]	Dec. 28, 2013 GO Zone Tax-Exempt Bonds Due October 2033 [Member]	Sep. 28, 2013 GO Zone Tax-Exempt Bonds Due October 2033 [Member]
Debt Instrument [Line Items]
Revolving credit facility	$ 0	$ 0
Senior Notes			0	458		638	638	120	120	1,000	1,000		18	18
Discount on senior notes	(5)	(6)										(5)
GO Zone tax-exempt bonds due October 2033															100	100
Other	71	80
Total debt	1,942	2,408
Less current debt	52	513
Total long-term debt	$ 1,890	$ 1,895
Stated interest rate					3.25%			7.00%		4.50%		4.50%	7.00%
Interest rate at period end						6.60%									0.05%